Property, Plant and Equipment - Purchase Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Property, plant and equipment purchase commitments	€ 35,009	€ 36,487